Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)	Class A Ordinary shares	Class B Ordinary shares	Additional paid in capital	Statutory Reserves	Accumulated deficit	Accumulated other comprehensive loss	Non- controlling interests	Total
Balance at Sep. 30, 2020	$ 4,485	$ 2,015	$ 1,649,867	$ 1,031,167	$ (8,522,575)	$ (1,280,115)	$ (257,107)	$ (7,372,263)
Balance (in Shares) at Sep. 30, 2020	8,970,000	4,030,000
Deemed distribution to shareholders			(1,630,722)	(390,072)				(2,020,794)
Net income (loss)					1,978,553		182,847	2,161,400
Statutory reserve				216,275	(216,275)
Foreign currency translation adjustments						(396,536)	(12,289)	(408,825)
Balance at Sep. 30, 2021	$ 4,485	$ 2,015	19,145	857,370	(6,760,297)	(1,676,651)	(86,549)	(7,640,482)
Balance (in Shares) at Sep. 30, 2021	8,970,000	4,030,000
Shares issued in initial public offering	$ 2,530		17,624,394					17,626,924
Shares issued in initial public offering (in Shares)	5,060,000
Shares issued for exercise of underwriter’s warrants	$ 148		(148)
Shares issued for exercise of underwriter’s warrants (in Shares)	295,491
Net income (loss)					(2,139,320)		20,971	(2,118,349)
Statutory reserve				106,993	(106,993)
Foreign currency translation adjustments						858,703	6,323	865,026
Balance at Sep. 30, 2022	$ 7,163	$ 2,015	17,643,391	964,363	(9,006,610)	(817,948)	(59,255)	8,733,119
Balance (in Shares) at Sep. 30, 2022	14,325,491	4,030,000
Share base compensation	$ 365		1,824,635					1,825,000
Share base compensation (in Shares)	730,000
Net income (loss)					(5,786,311)		6,257	(5,780,054)
Statutory reserve				42,664	(42,664)
Foreign currency translation adjustments						(403,073)	1,273	(401,800)
Balance at Sep. 30, 2023	$ 7,528	$ 2,015	$ 19,468,026	$ 1,007,027	$ (14,835,585)	$ (1,221,021)	$ (51,725)	$ 4,376,265
Balance (in Shares) at Sep. 30, 2023	15,055,491	4,030,000